Shareholders' Equity (Directors Stock Options Narrative) (Details) (Employee Stock Options [Member], Directors Stock Option Plan [Member])	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original allotment of shares	1,263,333
Exercisable rate	6.25%
Exercisable rate, frequency of rate application	every three months
Awards prior to September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Awards after September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years